Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2023
Dates
31-Aug-2023
Actual/360 Days
31
30/360 Days
30
15-Sep-2023
15-Sep-2023
Collection Period No.
39
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Aug-2023
13-Sep-2023
14-Sep-2023
15-Sep-2023
15-Aug-2023
15-Aug-2023
Summary
Beginning
Balance
0.00
0.00
27,865,144.66
80,020,000.00
Principal
Payment
0.00
0.00
9,963,818.06
0.00
Ending
Balance
0.00
0.00
17,901,326.60
80,020,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
28.338504
0.000000
Initial
Balance
278,000,000.00
351,600,000.00
351,600,000.00
80,020,000.00
Note
Factor
0.000000
0.000000
0.050914
1.000000
107,885,144.66
97,921,326.60
9,963,818.06
T
otal Note Balance
1,061,220,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
27,211,147.07
135,096,291.73
3,744,007.06
138,840,298.79
27,211,147.07
125,132,473.67
3,419,876.50
128,552,350.17
27,225,882.84
1,088,445,882.84
36,332,043.60
1,124,777,926.44
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
27,225,882.84
27,211,147.07
27,211,147.07
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.262750%
0.460000%
0.550000%
0.770000%
Interest
Payment
0.00
0.00
12,771.52
51,346.17
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.036324
0.641667
Interest & Principal
Payment
0.00
0.00
9,976,589.58
51,346.17
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
28.374828
0.641667
$10,027,935.75
T
otal
$64,1
17.69

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
10,739,449.45
0.00
10,739,449.45
10,146,223.57
473,436.01
46,379.76
19,188.30
0.00
0.00
54,221.81
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
115,700.25
0.00
0.00
64,117.69
0.00
0.00
9,963,818.06
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
10,739,449.45
595,813.45
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
115,700.25
0.00
0.00
0.00
115,700.25
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
64,117.69
0.00
0.00
12,771.52
51,346.17
0.00
0.00
0.00
0.00
0.00
64,117.69
0.00
0.00
12,771.52
51,346.17
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
64,117.69
64,117.69
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
9,963,818.06
0.00
0.00
0.00
9,963,818.06
Aggregate Principal Distributabl
e
Amount
9,963,818.06
9,963,818.06
0.00

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
5,442,229.41
0.00
5,442,229.41
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
19,415.20
34,806.61
54,221.81
5,442,229.41
0.00
19,415.20
19,415.20
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2023
Pool Statistics
Pool Data
4.04%
21.43
47.82
Cutoff Date Pool Balance
Amount
1,124,777,926.44
Pool Balance beginning of Collection Period
138,840,298.79
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
128,552,350.17
10,476
10,868
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
35,214
7,046,380.64
3,099,842.93
0.00
141,725.05
Pool Factor
11.43%
3.82%
52.53
11.02

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
10,476
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.25%
0.45%
0.19%
0.11%
100.00%
127,583,021.12
583,983.11
243,685.09
141,660.85
128,552,350.17
10,415
39
16
6
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.300%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
6,308.27
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.310%
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
2,270,976.07
76,868.26
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
11
360
Losses
(1)
Amount
141,725.05
45,961.74
18,895.05
Number of Receivables
Number of Receivables
Amount
10,453,273.53
3,982,634.47
4,199,662.99
Current
Cumulative
0.202%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
0.690%
0.200%
0.449%
(0.098%)